SEGMENTS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | segment	1
Number of operating segments | segment	1	2
Revenues	$ 0	$ 6	$ 388
Israel
Segment Reporting Information [Line Items]
Revenues	$ 0	$ 0	21
Israel | Long-lived Tangible Assets | Geographic Concentration Risk
Segment Reporting Information [Line Items]
Percentage of Long-lived assets	24.00%	72.00%
Germany
Segment Reporting Information [Line Items]
Revenues	$ 0	$ 0	91
Norway
Segment Reporting Information [Line Items]
Revenues	0	0	45
US
Segment Reporting Information [Line Items]
Revenues	$ 0	5	27
US | Long-lived Tangible Assets | Geographic Concentration Risk
Segment Reporting Information [Line Items]
Percentage of Long-lived assets	20.00%
Rest of the world
Segment Reporting Information [Line Items]
Revenues	$ 0	$ 1	$ 204
UK | Long-lived Tangible Assets | Geographic Concentration Risk
Segment Reporting Information [Line Items]
Percentage of Long-lived assets	56.00%	28.00%